GENERAL (Schedule of Statements of Income and Balance Sheets) (Details) - Mer Telemanagement Solutions Ltd [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Revenue				$ 301	$ 794
Cost of revenues				255	1,034
Gross profit (loss)				46	(240)
Operating expenses (income)	$ 26	$ 31	(58)	(9)	310
Operating loss (income)	26	31	(58)	(55)	550
Financial expenses (income), net	3	(30)	21	2	16
Gain on disposal of the discontinued operations					250
Total net loss (income) from discontinued operations	29	1	(37)	(57)	284
Total net loss (income) from discontinued operations	29	1	(37)	(57)	$ 284
Cash and cash equivalents	180	175	176	170
Property and equipment, net		3	2	2
Total assets of discontinued operations	180	178	178	172
Trade payables	329	333	334	337
Accrued expenses and other liabilities	170	155	162	179
Total liabilities of discontinued operations	$ 499	$ 488	$ 496	$ 516

[1]	Represent the results of the discontinued operations until their disposal.